Goodwill (Tables)	6 Months Ended
Jun. 30, 2014
Business Combination, Goodwill [Abstract]
Goodwill
Balance at January 1, 2013	$ 1,579
Balance at December 31, 2013	$ 1,579
Balance at June 30, 2014	$ 1,579